Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month Term SOFR + 0.89%, 6.21% (A), 05/25/2034	$ 48,962	$ 48,394
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%, 6.55% (A), 05/15/2036 (B)	500,000	495,456
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.76% (A), 01/15/2037 (B)	600,000	593,250
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	900,000	883,803
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	400,000	396,080
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.80% (A), 06/15/2031 (B)	1,144,429	1,140,367
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 312,239	229,125
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 900,000	899,251
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	200,000	199,042
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	1,000,000	999,989
Ford Credit Auto Owner Trust
Series 2023-A,
1-Month SOFR Average + 0.72%, 6.03% (A), 03/15/2026	779,580	780,690
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.50% (A), 06/25/2035	257,640	243,177
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month Term SOFR + 1.31%, 6.65% (A), 01/21/2028 (B)	91,070	91,045
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.13% (A), 10/20/2025	500,000	500,883
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	800,000	795,771
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.43% (A), 07/20/2030 (B)	593,851	590,588

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.62% (A), 06/15/2039 (B)	$ 600,000	$ 586,955
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.86% (A), 01/17/2037 (B)	700,000	690,829
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 4.47% (A), 10/15/2032 (B)	EUR 499,281	518,837
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month Term SOFR + 1.30%, 6.61% (A), 10/15/2030 (B)	$ 315,613	315,014
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.26% (A), 10/25/2034	224,189	211,643
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	4,913	4,913
Octane Receivables Trust
Series 2023-2A, Class A1,
5.68%, 05/20/2024 (B)	122,021	122,004
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	201,806	201,805
RAMP Trust
Series 2005-RS6, Class M4,
1-Month Term SOFR + 1.09%, 6.41% (A), 06/25/2035	599	598
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.64% (A), 10/23/2030 (B)	550,616	548,742
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	442,896	442,659
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.90% (A), 02/17/2032 (B)	235,179	235,240
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR,
3-Month Term SOFR + 1.16%, 6.51% (A), 01/23/2029 (B)	89,813	89,594

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.66% (A), 11/15/2038 (B)	$ 800,000	$ 782,560
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.96% (A), 02/15/2039 (B)	700,000	686,083

Total Asset-Backed Securities (Cost $14,493,138)		14,324,387

CORPORATE DEBT SECURITIES - 21.4%
Aerospace & Defense - 0.2%
Boeing Co.
3.60%, 05/01/2034	200,000	161,792
Northrop Grumman Corp.
4.70%, 03/15/2033	200,000	186,895
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	279,653

		628,340

Automobiles - 0.4%
Ford Motor Credit Co. LLC
6.80%, 05/12/2028 (C)	300,000	299,454
Hyundai Capital America
6.48% (A), 08/04/2025 (B)	500,000	500,174
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	300,000	268,181
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	365,167

		1,432,976

Banks - 6.0%
Banco Santander SA
3.49%, 05/28/2030	200,000	168,131
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	400,000	388,389
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	500,000	497,009
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	697,382
Bank of Nova Scotia
5.25%, 06/12/2028	100,000	97,391
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026 (B)	200,000	198,923
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	1,000,000	979,463
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	300,000	299,908
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,164,479
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 300,000	251,128
Freedom Mortgage Corp.
12.00%, 10/01/2028 (B)	$ 100,000	101,695

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	$ 200,000	$ 192,478
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	646,453
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 500,000	460,868
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	310,398
ING Groep NV
6.88% (A), 09/11/2027	600,000	601,836
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	400,000	375,991
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (D)	300,000	290,844
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	700,000	664,407
KBC GROUP NV
Fixed until 09/21/2033, 6.32% (A), 09/21/2034 (B)	200,000	194,102
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	372,661
4.55%, 08/16/2028	1,400,000	1,303,663
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	547,163
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	441,328
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	489,431
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	562,503
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	483,862
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	200,000	204,035
Nordea Bank Abp
5.38%, 09/22/2027 (B)	200,000	195,328
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (A), 01/24/2034	100,000	90,697
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	475,558
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	385,993
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (A), 07/06/2027 (B)	200,000	199,216
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	500,000	524,008
Stichting AK Rabobank Certificaten
6.50% (E), 12/29/2049 (C) (D) (F)	EUR 735,350	715,281
Swedbank AB
6.14%, 09/12/2026 (B)	$ 300,000	298,775
Synchrony Bank
5.40%, 08/22/2025	500,000	481,994
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (A), 06/08/2027	200,000	197,852
UBS Group AG
3.75%, 03/26/2025	2,900,000	2,789,425
4.13%, 09/24/2025 (B)	400,000	384,016

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	$ 400,000	$ 383,592
US Bancorp
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	100,000	94,662
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	464,414

		20,666,732

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	285,560
5.15%, 05/15/2038 (B)	100,000	87,585

		373,145

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	500,000	374,019
4.40%, 05/01/2045	500,000	395,901
Illumina, Inc.
2.55%, 03/23/2031	200,000	155,337

		925,257

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	400,000	354,379

Capital Markets - 0.7%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	582,917
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (F)	300,000	255,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	700,000	644,818
JAB Holdings BV
2.20%, 11/23/2030 (B)	250,000	190,495
Lazard Group LLC
4.38%, 03/11/2029	100,000	92,119
Nomura Holdings, Inc.
2.33%, 01/22/2027	600,000	528,014
6.07%, 07/12/2028	200,000	197,817

		2,491,180

Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	297,045

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	454,657

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	200,000	188,820

Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	100,000	90,426
4.88%, 07/15/2026 (B)	700,000	670,055

		760,481

Distributors - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	678,255

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.4%
American Tower Corp.
5.90%, 11/15/2033	$ 300,000	$ 293,283
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	96,963
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	600,000	526,848
VICI Properties LP
4.75%, 02/15/2028	500,000	467,838

		1,384,932

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3.50%, 09/15/2053	600,000	371,587
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	300,000	224,666
Verizon Communications, Inc.
5.05%, 05/09/2033	100,000	93,478

		689,731

Electric Utilities - 3.2%
AES Corp.
5.45%, 06/01/2028	200,000	193,090
Alabama Power Co.
4.15%, 08/15/2044	400,000	307,279
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	107,858
Black Hills Corp.
1.04%, 08/23/2024	300,000	286,767
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	300,000	301,555
Constellation Energy Generation LLC
5.80%, 03/01/2033	600,000	585,223
DTE Electric Co.
5.20%, 04/01/2033	100,000	96,997
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	319,874
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	145,369
5.25%, 03/15/2033	100,000	96,916
Edison International
6.95%, 11/15/2029	200,000	206,299
Electricite de France SA
6.25%, 05/23/2033 (B)	300,000	300,397
ENEL Finance International NV
4.63%, 06/15/2027 (B)	600,000	572,037
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,154,168
Eversource Energy
5.45%, 03/01/2028	200,000	197,752
Florida Power & Light Co.
4.40%, 05/15/2028	100,000	96,435
Georgia Power Co.
3.25%, 03/15/2051	100,000	63,297
4.70%, 05/15/2032	600,000	556,403
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	539,804
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	97,716
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	250,000	249,707
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (B)	100,000	99,152

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	$ 400,000	$ 373,364
Northern States Power Co.
2.60%, 06/01/2051	100,000	56,499
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	88,366
3.50%, 06/15/2025	240,000	228,042
3.75%, 08/15/2042	800,000	512,897
4.25%, 03/15/2046	600,000	396,187
6.10%, 01/15/2029	100,000	97,692
PacifiCorp
5.50%, 05/15/2054	300,000	254,498
Southern California Edison Co.
3.90%, 03/15/2043	200,000	146,084
4.00%, 04/01/2047	900,000	650,187
4.05%, 03/15/2042	100,000	74,794
4.65%, 10/01/2043	100,000	81,036
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	957,040
WEC Energy Group, Inc.
5.60%, 09/12/2026	200,000	200,001
Xcel Energy, Inc.
4.60%, 06/01/2032	300,000	272,314

		10,963,096

Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	300,000	288,074
Aircastle Ltd.
4.13%, 05/01/2024	200,000	197,137
4.25%, 06/15/2026	200,000	189,234
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	393,260
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	201,779
2.88%, 02/15/2025 (B)	100,000	94,416
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	577,265
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	84,000	83,582
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	400,000	380,268

		2,405,015

Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	700,000	662,921
Southern California Gas Co.
4.13%, 06/01/2048	900,000	663,097

		1,326,018

Ground Transportation - 0.3%
DAE Funding LLC
2.63%, 03/20/2025 (B)	600,000	562,943
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	535,000	525,803

		1,088,746

Health Care Providers & Services - 1.3%
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	535,107
Banner Health
1.90%, 01/01/2031	400,000	311,615
Centene Corp.

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
3.00%, 10/15/2030	$ 423,000	$ 341,196
CHRISTUS Health
4.34%, 07/01/2028	600,000	569,313
CVS Health Corp.
5.13%, 02/21/2030	600,000	577,191
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	69,323	59,303
Elevance Health, Inc.
5.50%, 10/15/2032	100,000	98,451
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	242,301
HCA, Inc.
4.13%, 06/15/2029	200,000	181,077
5.20%, 06/01/2028	300,000	290,057
Humana, Inc.
5.75%, 03/01/2028	500,000	501,849
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	400,000	338,574
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	506,168

		4,552,202

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	300,000	219,607

Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.
2.85%, 04/15/2031	300,000	241,891
Sands China Ltd.
4.30%, 01/08/2026	400,000	373,749

		615,640

Insurance - 0.5%
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	200,000	200,040
CNA Financial Corp.
5.50%, 06/15/2033	200,000	188,892
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	400,000	394,159
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	200,000	162,658
GA Global Funding Trust
2.90%, 01/06/2032 (B) (C)	400,000	293,456
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	500,000	428,079
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	96,553
Willis North America, Inc.
5.35%, 05/15/2033	100,000	93,326

		1,857,163

Interactive Media & Services - 0.1%
Meta Platforms, Inc.
5.60%, 05/15/2053	200,000	189,106

IT Services - 0.0% (G)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	89,590

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Ingersoll Rand, Inc.
5.40%, 08/14/2028	$ 100,000	$ 98,330
Weir Group PLC
2.20%, 05/13/2026 (B)	500,000	449,367

		547,697

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	55,783
4.20%, 03/15/2028	800,000	734,117
4.80%, 03/01/2050	300,000	209,419
Comcast Corp.
2.94%, 11/01/2056	2,152,000	1,224,388
COX Communications, Inc.
5.70%, 06/15/2033 (B)	100,000	96,398
DISH Network Corp.
11.75%, 11/15/2027 (B)	200,000	201,509

		2,521,614

Metals & Mining - 0.0% (G)
Glencore Funding LLC
5.70%, 05/08/2033 (B)	100,000	94,850

Office REITs - 0.2%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	700,000	648,420
Hudson Pacific Properties LP
5.95%, 02/15/2028	100,000	83,479

		731,899

Oil, Gas & Consumable Fuels - 1.2%
Aker BP ASA
4.00%, 01/15/2031 (B)	200,000	171,830
Boardwalk Pipelines LP
3.40%, 02/15/2031	600,000	498,322
Cheniere Energy Partners LP
5.95%, 06/30/2033 (B)	400,000	385,788
Enbridge, Inc.
5.70%, 03/08/2033	300,000	287,479
Energy Transfer LP
4.75%, 01/15/2026	100,000	97,309
5.80%, 06/15/2038	700,000	639,669
7.50%, 07/01/2038	150,000	157,419
Enterprise Products Operating LLC
3.20%, 02/15/2052	560,000	357,439
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (B)	100,000	68,653
Kinder Morgan, Inc.
5.20%, 06/01/2033	200,000	185,044
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	492,043
MPLX LP
5.00%, 03/01/2033	100,000	91,159
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	410,000	353,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	168,296

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	$ 200,000	$ 207,492
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	40,000	38,578

		4,200,289

Passenger Airlines - 0.6%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	418,375	374,401
3.25%, 04/15/2030	139,353	119,240
3.50%, 08/15/2033	81,014	65,736
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	193,124	171,653
3.80%, 03/20/2033 (B)	264,257	242,890
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	139,394	118,218
United Airlines Pass-Through Trust
2.88%, 04/07/2030	638,333	562,540
3.10%, 04/07/2030	638,333	548,256

		2,202,934

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,314,407

Professional Services - 0.3%
Equifax, Inc.
5.10%, 06/01/2028	200,000	193,282
Global Payments, Inc.
4.95%, 08/15/2027	800,000	769,111
Moody’s Corp.
5.25%, 07/15/2044	100,000	90,496

		1,052,889

Residential REITs - 0.3%
Essex Portfolio LP
4.00%, 03/01/2029	700,000	635,951
NNN REIT, Inc.
4.80%, 10/15/2048	700,000	541,124

		1,177,075

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	400,000	287,307
Micron Technology, Inc.
6.75%, 11/01/2029	200,000	203,056
Skyworks Solutions, Inc.
1.80%, 06/01/2026	400,000	356,119

		846,482

Software - 0.5%
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,195,245
4.90%, 02/06/2033	600,000	553,631

		1,748,876

Specialized REITs - 0.5%
American Tower Corp.
4.00%, 06/01/2025	1,250,000	1,210,441
4.05%, 03/15/2032	300,000	258,772
Extra Space Storage LP
5.70%, 04/01/2028	100,000	98,840
Weyerhaeuser Co.
4.75%, 05/15/2026	200,000	195,261

		1,763,314

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	$ 200,000	$ 211,307
Philip Morris International, Inc.
5.38%, 02/15/2033	300,000	284,441

		495,748

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
5.05%, 07/15/2033	500,000	464,028
Vodafone Group PLC
5.63%, 02/10/2053	100,000	88,461

		552,489

Total Corporate Debt Securities (Cost $83,434,467)		73,882,676

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,594,729

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	600,000	487,040

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	600,000	578,243

Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	200,000	196,206

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	2,400,000	2,394,816

Mexico - 0.1%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	182,176
Mexico Udibonos
Series S,
2.75%, 11/27/2031	MXN 3,069,559	147,885

		330,061

Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	200,527

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	256,875

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 400,000	366,380
2.63%, 12/02/2040 (B)	200,000	123,980
3.75%, 02/07/2034 (B)	200,000	166,615

		656,975

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B)	$ 400,000	$ 392,000

Total Foreign Government Obligations (Cost $7,650,829)		7,087,472

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (H), 10/15/2038 (I)	437,175	381,085

Total Loan Assignment (Cost $432,232)		381,085

MORTGAGE-BACKED SECURITIES - 3.6%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	102,468	94,654
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.43% (A), 04/15/2036 (B)	700,000	694,644
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	800,000	786,371
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 5.71% (A), 05/25/2037	235,024	221,910
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month Term SOFR + 0.71%, 6.03% (A), 05/25/2035	27,559	21,629
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	700,000	624,982
CSWF Corp.
Series 2021-SOP2, Class A,
1-Month Term SOFR + 1.08%, 6.41% (A), 06/15/2034 (B)	674,371	617,049
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.60% (A), 10/15/2043 (B)	300,000	279,654
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.53% (A), 07/15/2038 (B)	665,341	659,702
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.19% (A), 07/19/2035	55,663	39,971
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.16%, 6.50% (A), 02/18/2038 (B)	690,200	670,055
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	844,838

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (I)	$ 716,560	$ 640,960
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.11% (A), 04/25/2028	110,238	103,388
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	221,883	205,800
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,519,092
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.95% (A), 05/25/2035	15,193	14,555
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	866,649
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	396,645	366,261
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	231,107	211,723
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	700,000	623,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month Term SOFR + 0.35%, 5.67% (A), 03/25/2035	181,041	136,147
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.30% (A), 10/20/2051 (B)	GBP 633,196	773,207
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 5.67% (A), 08/25/2046	$ 463,087	368,817
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,142,261

Total Mortgage-Backed Securities (Cost $13,899,485)		12,527,319

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	341,603

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	$ 500,000	$ 419,636

Texas - 0.0% (G)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	98,066

Total Municipal Government Obligations (Cost $988,485)		859,305

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.6%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048 - 08/01/2053	2,352,899	2,169,453
5.50%, 09/01/2052 - 06/01/2053	2,113,261	2,044,502
6.00%, 01/01/2053	2,957,133	2,924,309
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,700,000	1,565,994
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%, 4.83% (A), 01/15/2038	429,162	414,744
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	418,266	406,955
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	429,162	18,923
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	550,563	35,955
Federal National Mortgage Association
3.50%, 06/01/2045	62,923	55,355
4.00%, 09/01/2050	1,476,219	1,324,679
4.50%, 04/01/2028 - 10/01/2041	143,510	135,712
5.50%, 07/01/2053 - 08/01/2053	1,999,999	1,934,847
6.00%, 01/01/2053	942,130	930,867
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	52,407	52,173
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	186,904	8,460
Government National Mortgage Association
4.50%, 11/20/2052	679,601	628,234
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.23% (A), 05/20/2066 - 06/20/2066	1,958,867	1,945,725
Government National Mortgage Association, TBA
3.00%, 11/20/2053 (J)	4,100,000	3,480,516
4.00%, 11/20/2053 (J)	2,000,000	1,804,219
Tagua Leasing LLC
1.58%, 11/16/2024	22,783	22,184
Tennessee Valley Authority
3.88%, 03/15/2028	900,000	868,760
Uniform Mortgage-Backed Security, TBA
3.00%, 11/01/2053 (J)	6,800,000	5,637,626
3.50%, 11/01/2053 (J)	1,600,000	1,379,000
4.00%, 11/01/2053 (J)	7,000,000	6,245,859

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.50%, 11/01/2053 (J)	$ 6,400,000	$ 5,881,500
5.50%, 11/01/2053 (J)	7,400,000	7,154,297
6.00%, 11/01/2053 (J)	3,400,000	3,355,641
6.50%, 11/01/2053 (J)	1,400,000	1,406,077

Total U.S. Government Agency Obligations (Cost $55,620,974)		53,832,566

U.S. GOVERNMENT OBLIGATIONS - 19.1%
U.S. Treasury - 17.8%
U.S. Treasury Bonds
1.13%, 05/15/2040 (K)	5,060,000	2,901,198
1.38%, 11/15/2040 (K)	6,550,000	3,871,664
1.75%, 08/15/2041	13,800,000	8,587,266
1.88%, 02/15/2041 (K)	4,600,000	2,965,023
2.00%, 11/15/2041	3,200,000	2,074,875
2.25%, 05/15/2041 (K)	1,300,000	891,363
2.25%, 08/15/2049 (K) (L)	420,000	261,040
2.25%, 02/15/2052	900,000	551,426
2.38%, 02/15/2042	500,000	345,332
2.88%, 11/15/2046 (K)	1,598,000	1,146,315
2.88%, 05/15/2052	700,000	495,715
3.00%, 11/15/2045 - 02/15/2049	260,000	190,385
3.00%, 02/15/2048 - 08/15/2052 (K)	6,620,000	4,826,852
3.13%, 11/15/2041 - 05/15/2048 (K)	5,830,000	4,485,803
3.25%, 05/15/2042	2,800,000	2,229,609
3.38%, 08/15/2042	2,700,000	2,186,262
3.63%, 08/15/2043	1,000,000	833,867
3.88%, 05/15/2043 (J) (K)	3,000,000	2,606,250
4.00%, 11/15/2042 - 11/15/2052	4,250,000	3,768,996
4.38%, 05/15/2041 - 08/15/2043 (K)	16,700,000	15,614,789
4.75%, 02/15/2041	790,000	780,804

		61,614,834

U.S. Treasury Inflation-Protected Securities - 1.3%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	1,984,860	1,662,902
0.63%, 07/15/2032	2,524,920	2,199,861
1.13%, 01/15/2033	523,347	472,637

		4,335,400

Total U.S. Government Obligations (Cost $88,282,294)		65,950,234

COMMERCIAL PAPER - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Walgreens Boots Alliance, Inc.
6.17% (M), 10/03/2023 (B)	900,000	899,412

Total Commercial Paper (Cost $899,546)		899,412

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.41% (M), 11/09/2023 (N)	284,000	282,414
5.48% (M), 12/28/2023 (N)	274,000	270,484

Total Short-Term U.S. Government Obligations (Cost $552,725)		552,898

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (M)	684,113	$ 684,113

Total Other Investment Company (Cost $684,113)		684,113

	Principal	Value
REPURCHASE AGREEMENTS - 43.0%

Bank of Nova Scotia, 5.34% (M), dated 09/29/2023, to be repurchased at $30,613,617 on 10/02/2023. Collateralized by a U.S. Government Obligation, 2.75%, due 05/15/2025, and with a value of $31,225,203.

	$ 30,600,000	$ 30,600,000
Fixed Income Clearing Corp., 2.50% (M), dated 09/29/2023, to be repurchased at $8,162,023 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $8,323,577.	8,160,323	8,160,323
Royal Bank of Canada, 5.36% (M), dated 09/29/2023, to be repurchased at $110,049,133 on 10/02/2023. Collateralized by a U.S. Government Obligation, 2.63%, due 04/15/2025, and with a value of $112,277,984.	110,000,000	110,000,000

Total Repurchase Agreements (Cost $148,760,323)		148,760,323

Total Investments Excluding Options Purchased (Cost $415,698,611)		379,741,790
Total Options Purchased - 0.9% (Cost $3,807,812)		3,257,397

Total Investments Before Securities Sold Short (Cost $419,506,423)		382,999,187

	Principal	Value
TBA SHORT COMMITMENTS - (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.1)%
Uniform Mortgage-Backed Security, TBA
4.50%, 11/01/2053 (J)	$ (2,000,000)	$ (1,837,969)
5.50%, 10/01/2053 (J)	(2,000,000)	(1,934,062)

Total U.S. Government Agency Obligations (Proceeds $(3,845,820))		(3,772,031)

Total TBA Short Commitments (Proceeds $(3,845,820))		(3,772,031)

Net Other Assets (Liabilities), Net of Securities Sold Short - (9.6)%		(33,268,338)

Net Assets - 100.0%		$ 345,958,818

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Face Value	Value Including Accrued Interest

REVERSE REPURCHASE AGREEMENTS - (3.5)% (O)

BofA Securities, Inc., 0.99% (M), dated 09/29/2023, to be repurchased at $(11,467,054) on 10/02/2023. Collateralized by a U.S. Government Obligation, 4.38%, due 08/15/2043, and with a value of $(11,452,294).

	$ (11,468,000)	$ (11,467,685)
Deutsche Bank Securities, Inc., 5.42% (M), dated 09/19/2023, to be repurchased at $(642,727) on 10/03/2023. Collateralized by a U.S. Government Obligation, 3.88%, due 05/15/2043, and with a value of $(618,917).	(641,375)	(642,437)

Total Reverse Repurchase Agreements	$ (12,109,375)	$ (12,110,122)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	183,957,345	429	$3,807,812	$3,257,397

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating RateIndex	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.75%	10/10/2023	USD	500,000	$(1,975)	$(14)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.82	10/18/2023	USD	300,000	(1,028)	(126)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.15	10/10/2023	USD	500,000	(1,975)	(6,011)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.22	10/18/2023	USD	300,000	(1,028)	(3,066)

Total								$(6,006)	$(9,217)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(6,006)	$(9,217)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023 (Q)	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	1.04%	USD	500,000	$(529)	$(5,126)	$4,597
General Motors Co.	5.00	Quarterly	06/20/2028	1.73	USD	400,000	53,853	55,258	(1,405)

Total							$53,324	$50,132	$3,192

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)		Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	644,000	$(13,514)	$(14,315)	$801
MSCI Emerging Markets Index - Series 40	1.00	Quarterly	12/20/2028	USD	200,000	(10,905)	(9,946)	(959)

Total						$(24,419)	$(24,261)	$(158)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(22,698)	$—	$(22,698)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(85,311)	529	(85,840)
3-Month USD-SOFR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,400,000	508,122	(363)	508,485
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	380,127	—	380,127
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	768,469	(64,154)	832,623
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	888,088	(87,257)	975,345
12-Month USD-SOFR	Receive	3.37	Annually	07/12/2053	USD	100,000	(11,512)	—	(11,512)
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	2,500,000	(140,647)	—	(140,647)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	1,000,000	(51,434)	—	(51,434)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(4,459)	—	(4,459)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	300,000	(12,713)	—	(12,713)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	500,000	(13,132)	—	(13,132)
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	600,000	(5,071)	—	(5,071)

Total							$2,197,829	$(151,245)	$2,349,074

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	39	12/29/2023	$7,924,974	$7,905,727	$—	$(19,247)
5-Year U.S. Treasury Notes	17	12/29/2023	1,806,935	1,791,109	—	(15,826)
10-Year U.S. Treasury Notes	177	12/19/2023	19,488,228	19,127,063	—	(361,165)
E-Mini Russell 2000® Index	191	12/15/2023	17,898,747	17,176,630	—	(722,117)
MSCI EAFE Index	339	12/15/2023	35,773,720	34,603,425	—	(1,170,295)
S&P 500® E-Mini Index	713	12/15/2023	161,212,650	154,204,075	—	(7,008,575)

Total					$—	$(9,297,225)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(7)	12/13/2023	$(6,840,691)	$(6,790,150)	$50,541	$—
10-Year U.S. Treasury Bonds	(364)	12/19/2023	(41,728,180)	(40,608,750)	1,119,430	—

Total					$1,169,971	$—

Total Futures Contracts					$1,169,971	$(9,297,225)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/03/2023	USD	55,138	DKK	377,216	$1,657	$—
BNP	10/03/2023	EUR	3,443,000	USD	3,648,547	—	(7,994)
BNP	10/03/2023	GBP	1,154,000	USD	1,403,584	4,436	—
BNP	11/02/2023	USD	3,653,020	EUR	3,443,000	7,940	—
BNP	11/02/2023	USD	1,403,824	GBP	1,154,000	—	(4,454)
BNP	11/02/2023	AUD	569,764	USD	369,619	—	(2,854)
BNP	11/15/2023	JPY	243,315,393	USD	1,708,431	—	(67,726)
BNP	12/20/2023	USD	917,000	TWD	28,927,034	11,677	—
BOA	10/03/2023	USD	1,354,886	CAD	1,844,205	—	(2,952)
BOA	10/03/2023	USD	50,676	DKK	346,272	1,583	—
BOA	10/03/2023	AUD	245,404	USD	158,989	—	(1,190)
BOA	10/03/2023	DKK	351,820	USD	49,819	61	—
BOA	10/16/2023	USD	89,945	MXN	1,594,000	—	(1,270)
BOA	11/02/2023	USD	49,819	DKK	351,272	—	(61)
BOA	12/20/2023	INR	8,429,482	USD	101,268	—	(136)
BOA	03/26/2024	USD	419,015	CNH	3,032,114	—	(682)
CITI	10/03/2023	USD	369,506	BRL	1,793,791	12,819	—
CITI	10/03/2023	BRL	1,793,422	USD	366,850	—	(10,237)
CITI	11/03/2023	BRL	1,800,920	USD	369,359	—	(12,764)
CITI	11/07/2023	USD	382,905	PEN	1,423,488	7,893	—
CITI	11/15/2023	NOK	3,930,000	USD	368,263	—	(390)
CITI	12/14/2023	MXN	7,576	USD	438	—	(8)
DUB	10/03/2023	AUD	327,596	USD	212,947	—	(2,297)
DUB	03/26/2024	USD	277,378	CNH	1,998,730	719	—
GSB	10/16/2023	USD	22,910	MXN	399,000	78	—
GSB	12/14/2023	MXN	5,849,413	USD	337,179	—	(5,792)
HSBC	10/03/2023	USD	3,722,537	EUR	3,443,000	81,984	—
HSBC	10/03/2023	USD	1,451,739	GBP	1,154,000	43,720	—
HSBC	10/03/2023	CAD	1,844,191	USD	1,363,855	—	(6,027)
HSBC	11/02/2023	USD	1,363,855	CAD	1,843,448	6,011	—
HSBC	03/20/2024	IDR	3,096,006,425	USD	200,839	—	(621)
JPM	10/03/2023	DKK	371,557	USD	52,533	145	—
JPM	11/02/2023	USD	52,533	DKK	370,979	—	(146)
JPM	12/20/2023	INR	11,384,640	USD	136,420	167	—
JPM	03/20/2024	IDR	2,541,846,082	USD	164,638	—	(257)
SCB	12/20/2023	INR	10,629,323	USD	127,590	—	(65)
SCB	03/26/2024	USD	219,393	CNH	1,588,296	—	(455)

Total						$180,890	$(128,378)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$14,324,387	$—	$14,324,387
Corporate Debt Securities	—	73,882,676	—	73,882,676
Foreign Government Obligations	—	7,087,472	—	7,087,472
Loan Assignment	—	381,085	—	381,085
Mortgage-Backed Securities	—	12,527,319	—	12,527,319
Municipal Government Obligations	—	859,305	—	859,305
U.S. Government Agency Obligations	—	53,832,566	—	53,832,566
U.S. Government Obligations	—	65,950,234	—	65,950,234
Commercial Paper	—	899,412	—	899,412
Short-Term U.S. Government Obligations	—	552,898	—	552,898
Other Investment Company	684,113	—	—	684,113
Repurchase Agreements	—	148,760,323	—	148,760,323
Over-the-Counter Options Purchased	3,257,397	—	—	3,257,397

Total Investments	$3,941,510	$379,057,677	$—	$382,999,187

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$53,853	$—	$53,853
Centrally Cleared Interest Rate Swap Agreements	—	2,544,806	—	2,544,806
Futures Contracts (U)	1,169,971	—	—	1,169,971
Forward Foreign Currency Contracts (U)	—	180,890	—	180,890

Total Other Financial Instruments	$1,169,971	$2,779,549	$—	$3,949,520

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(3,772,031)	$—	$(3,772,031)

Total Securities Sold Short	$—	$(3,772,031)	$—	$(3,772,031)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(12,110,122)	$—	$(12,110,122)
Over-the-Counter Interest Rate Swaptions Written	—	(9,217)	—	(9,217)
Centrally Cleared Credit Default Swap Agreements	—	(24,948)	—	(24,948)
Centrally Cleared Interest Rate Swap Agreements	—	(346,977)	—	(346,977)
Futures Contracts (U)	(9,297,225)	—	—	(9,297,225)
Forward Foreign Currency Contracts (U)	—	(128,378)	—	(128,378)

Total Other Financial Instruments	$(9,297,225)	$(12,619,642)	$—	$(21,916,867)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $46,502,321, representing 13.4% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $670,388, collateralized by cash collateral of $684,113. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the total value of Regulation S securities is $1,645,642, representing 0.5% of the Portfolio’s net assets.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fixed rate loan commitment at September 30, 2023.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $1,022,045, representing 0.3% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2023 was $167,456 at a weighted average interest rate of 3.66%.
(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $261,040.
(M)	Rates disclosed reflect the yields at September 30, 2023.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $552,898.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2023 was $1,032,304 at a weighted average interest rate of 3.51%.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15